GOODWILL (Details 2) - Leasing Bogota Panama [Member]	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate after taxes	11.30%
Growth rate after ten years	3.00%
2022 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.10%
Borrowing rate	3.00%
Growth in income from commissions	8.30%
Growth in expenses	6.80%
2017 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments		10.80%
Borrowing rate		3.00%
Growth in income from commissions		3.90%
Growth in expenses		5.80%
Discount rate after taxes		13.20%
Growth rate after ten years		3.00%
2018 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.00%	10.80%
Borrowing rate	2.70%	3.00%
Growth in income from commissions	6.50%	5.60%
Growth in expenses	6.10%	7.40%
Discount rate after taxes	11.30%
Growth rate after ten years	3.00%
2019 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.00%	10.80%
Borrowing rate	2.80%	3.00%
Growth in income from commissions	8.30%	6.60%
Growth in expenses	6.20%	7.10%
2020 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.00%	10.80%
Borrowing rate	2.90%	3.00%
Growth in income from commissions	8.20%	5.70%
Growth in expenses	6.70%	6.80%
2021 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	11.00%	10.90%
Borrowing rate	3.00%	3.00%
Growth in income from commissions	8.20%	6.50%
Growth in expenses	6.70%	6.20%